Tangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Disclosure of changes in tangible assets in the consolidated balance sheets
The changes in Tangible assets in the consolidated balance sheets were as follows:

EUR million
	Tangible assets				Of which: For leasing
	For own use	Leased out under an operating lease	Investment property	Total	For own use	Leased out under an operating lease	Investment property	Total
Cost
Balances at 1 January 2021	24,896	24,204	1,460	50,560	3,948	—	—	3,948
Additions / disposals (net) due to change in the scope of consolidation	66	(257)	—	(191)	1	—	—	1
Additions / disposals (net)	781	(1,076)	(64)	(359)	96A	—	—	96
Transfers, exchange differences and other items	(214)	1,552	141	1,479	384	—	—	384
Balance at 31 December 2021	25,529	24,423	1,537	51,489	4,429	—	—	4,429
Additions / disposals (net) due to change in the scope of consolidation	14	89	—	103	1	—	—	1
Additions / disposals (net)	604	(822)	(64)	(282)	109A	—	—	109
Transfers, exchange differences and other items	423	1,476	107	2,006	153	—	—	153
Balance at 31 December 2022	26,570	25,166	1,580	53,316	4,692	—	—	4,692
Additions / disposals (net) due to change in the scope of consolidation	11	37	—	48	(13)	—	—	(13)
Additions / disposals (net)	1,122	742	(34)	1,830	125A	—	—	125
Transfers, exchange differences and other items	(1,460)	(641)	30	(2,071)	33	—	—	33
Balance at 31 December 2023	26,243	25,304	1,576	53,123	4,837	—	—	4,837

Accumulated depreciation
Balances at 1 January 2021	(11,543)	(5,585)	(133)	(17,261)	(1,217)	—	—	(1,217)
Disposals due to change in the scope of consolidation	(1)	40	—	39	—	—	—	—
Disposals	733	3,390	3	4,126	44	—	—	44
Charge for the year	(1,733)	—	(10)	(1,743)	(612)	—	—	(612)
Transfers, exchange differences and other items	529	(3,083)	(9)	(2,563)	(4)	—	—	(4)
Balance at 31 December 2021	(12,015)	(5,238)	(149)	(17,402)	(1,789)	—	—	(1,789)
Disposals due to change in the scope of consolidation	(7)	(30)	4	(33)	—	—	—	—
Disposals	1,065	2,882	16	3,963	164	—	—	164
Charge for the year	(1,821)	—	(13)	(1,834)	(636)	—	—	(636)
Transfers, exchange differences and other items	(114)	(3,192)	(30)	(3,336)	(4)	—	—	(4)
Balance at 31 December 2022	(12,892)	(5,578)	(172)	(18,642)	(2,265)	—	—	(2,265)
Disposals due to change in the scope of consolidation	7	—	—	7	7	—	—	7
Disposals	284	2,540	—	2,824	160	—	—	160
Charge for the year	(1,744)	—	(11)	(1,755)	(609)	—	—	(609)
Transfers, exchange differences and other items	1,708	(2,744)	(16)	(1,052)	98	—	—	98
Balance at 31 December 2023	(12,637)	(5,782)	(199)	(18,618)	(2,609)	—	—	(2,609)
A. Includes contract extensions on operating leases and repurchases.

EUR million
	Tangible assets				Of which: For leasing
	For own use	Leased out under an operating lease	Investment property	Total	For own use	Leased out under an operating lease	Investment property	Total
Impairment losses
Balances at 1 January 2021	(140)	(60)	(364)	(564)	(9)	—	—	(9)
Impairment charge for the year	(144)	(17)	(8)	(169)	(13)	—	—	(13)
Releases	10	4	5	19	1	—	—	1
Disposals due to change in the scope of consolidation	—	—	—	—	—	—	—	—
Disposals	61	—	3	64	7	—	—	7
Exchange differences and other	(42)	(29)	(44)	(115)	(1)	—	—	(1)
Balance at 31 December 2021	(255)	(102)	(408)	(765)	(15)	—	—	(15)
Impairment charge for the year	(95)	(33)	(29)	(157)	(2)	—	—	(2)
Releases	12	1	4	17	1	—	—	1
Disposals due to change in the scope of consolidation	—	—	—	—	—	—	—	—
Disposals	34	76	9	119	13			13
Exchange differences and other	115	25	45	185	(11)	—	—	(11)
Balance at 31 December 2022	(189)	(33)	(379)	(601)	(14)	—	—	(14)
Impairment charge for the year	(115)	(29)	(12)	(156)	(39)	—	—	(39)
Releases	5	11	4	20	4	—	—	4
Disposals due to change in the scope of consolidation	—	—	—	—	—	—	—	—
Disposals	36	—	4	40	5			5
Exchange differences and other	65	47	(38)	74	(1)	—	—	(1)
Balance at 31 December 2023	(198)	(4)	(421)	(623)	(45)	—	—	(45)

Tangible assets, net
Balances at 31 December 2021	13,259	19,083	979	33,321	2,625	—	—	2,625
Balances at 31 December 2022	13,489	19,555	1,029	34,073	2,413	—	—	2,413
Balances at 31 December 2023	13,408	19,518	956	33,882	2,183	0	—	2,183

Disclosure of detailed information about property, plant and equipment
The detail, by class of asset, of 'Property, plant and equipment' which is owned by the Group in the consolidated balance sheets is as follows:

EUR million
	Tangible assets for own use				Of which: for leasing
	Cost	Accumulated depreciation	Impairment losses	Carrying amount
Land and buildings	13,855	(3,675)	(240)	9,940	2,570
IT equipment and fixtures	5,543	(4,335)	—	1,208	42
Furniture and vehicles	5,982	(3,954)	—	2,028	12
Construction in progress and other items	149	(51)	(15)	83	—
Balances at 31 December 2021	25,529	(12,015)	(255)	13,259	2,624

Land and buildings	14,623	(4,467)	(175)	9,981	2,349
IT equipment and fixtures	5,285	(3,984)	—	1,301	53
Furniture and vehicles	6,445	(4,389)	—	2,056	11
Construction in progress and other items	217	(52)	(14)	151	—
Balances at 31 December 2022	26,570	(12,892)	(189)	13,489	2,413

Land and buildings	14,973	(5,010)	(154)	9,809	2,104
IT equipment and fixtures	5,614	(4,154)	—	1,460	60
Furniture and vehicles	5,412	(3,424)	—	1,988	19
Construction in progress and other items	244	(49)	(44)	151	—
Balances at 31 December 2023	26,243	(12,637)	(198)	13,408	2,183

Disclosure of maturity analysis of operating lease payments	In addition, the maturity analysis of the assets leased out under operating leases from Santander US Auto, is as follows:

EUR million
2023
Maturity Analysis
2024	3,365
2025	4,248
2026	5,100
2027	1,124